Trade and Other Receivables and Prepayments - Trade Receivables Denominated in Currency other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables denominated in currency other than the functional currency	[1]	¥ 395,165	$ 60,562	¥ 369,742
US Dollar [member]
Disclosure of financial assets [line items]
Trade receivables denominated in currency other than the functional currency		¥ 10,896	$ 1,670	¥ 22,949

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.